Subsequent Events	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 7—Subsequent Events
Management has performed an evaluation of subsequent events through January 13, 2021, the date of issuance of the financial statements, noting no items which require adjustment or disclosure.

11. Subsequent Events
On July 1, 2021, the Sponsor advanced to the Company an additional amount of $500,000. As of August 6, 2021, the total amount advanced by the Sponsor to the Company was $1,500,000. Management has performed an evaluation of subsequent events through August 6, 2021, noting no items which require adjustment or disclosure other than those set forth in the preceding notes to the financial statements.